Long-term bank loans	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Long-term bank loans

6.  Long-term bank loans

Long-term bank loans as of December 31, 2013 and June 30, 2014 consisted of the following:

	December 31, 2013	June 30, 2014
	US$	US$
	(Audited)	(Unaudited)

Loan from ICBC
Due July 20, 2016 at 6.46% per annum***	14,761,600	14,627,487
	14,761,600	14,627,487

Loan from Agricultural Bank of China (Singapore)
Due July 12, 2014, at 2.40% plus LIBOR*	15,000,000	15,000,000
Due September 10, 2014, at 2.00% plus LIBOR*	10,000,000	10,000,000
	25,000,000	25,000,000

Loan from ICBC (Thai) Public Company Limited
Due November 29, 2014, at 2.10% plus LIBOR**	10,000,000	10,000,000
	10,000,000	10,000,000

Loan from Agricultural Bank of China
Due December 20, 2014, at 6.77% per annum***	4,920,533	1,625,276
Due April 30, 2015, at 6.77% per annum***	8,200,889	8,126,381
Due May 30, 2015, at 6.77% per annum***	6,560,711	6,501,105
Due June 30, 2015, at 6.77% per annum***	16,401,778	16,252,763
Due November 18, 2015, at 6.46% per annum ***	—	1,625,276
Due March 18, 2016, at 6.46% per annum***	—	3,250,553
Due May 18, 2016, at 6.46% per annum***	—	6,501,105
Due November 18, 2016, at 6.46% per annum***	—	4,875,829
	36,083,911	48,758,288

Loan from China Guangfa Bank
Due June 20, 2015, at 7.07% per annum***	57,406,223	25,191,783
Due May 29, 2016, at 8.00% per annum***	—	11,376,934
	57,406,223	36,568,717

Loan from Bank of China
Due December 30, 2015, at 8.45% per annum****	32,803,556	32,505,526
Due January 8, 2016, at 8.45% per annum****	—	24,379,144
	32,803,556	56,884,670

Loan from China Construction Bank
Due January 23, 2017, at 5.84% per annum***	—	82,000,407

	—	82,000,407

Loan from Bank of Shanghai
Due April 30, 2017, at 9.10% per annum***	—	86,139,644
	—	86,139,644

Total	176,055,290	359,979,213

Less: current portion of long term bank loans	(143,251,734)	(300,513,220)

Total long-term bank loans	32,803,556	59,465,993
*

Pursuant to the loan contract with Agricultural Bank of China (Singapore), these two long-term loans from Agricultural Bank of China (Singapore), amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$17,878,039 (December 31, 2013: US$18,041,956) and US$11,214,406 (December 31, 2013: US$11,317,227), respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of June 30, 2014 and December 31, 2013.

**
Pursuant to the loan contract with ICBC (Thai) Public Company Limited, this long-term loan amounting to US$10.0 million, is denominated in US$ and is secured by the deposit of US$11,409,440 (December 31, 2013: US$11,514,048). This deposit is classified as restricted deposit on the consolidated balance sheets as of June 30, 2014 and December 31, 2013, respectively.

***
Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of June 30, 2014.

****
Pursuant to the loan contracts, the long-term loans amounting to US$56,884,670 (December 31, 2013: US$32,803,556) are secured by the 100% equity interests in Henan Wanzhuo and Jiantou Xinyuan, respectively.

As of June 30, 2014, except where otherwise indicated, the Group's long term bank loans are all denominated in RMB and are mainly secured by the Group's land use rights with net book value of US$434,543,100 (December 31, 2013: US$104,267,550) and restricted cash with net book value of US$24,379,144 (December 31, 2013: US$24,602,667).

The interest rates of these bank loans are adjustable based on the range of 100% to 142% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of June 30, 2014 was 6.99% (December 31, 2013: 6.29%).